Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$56,131,340.72	0.3017814	$44,004,713.43	0.2365845	$12,126,627.29
Class A-2-B Notes	$69,409,722.39	0.3017814	$54,414,430.58	0.2365845	$14,995,291.81
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$646,611,063.11	0.5530987	$619,489,144.01	0.5298991	$27,121,919.10

Weighted Avg. Coupon (WAC)	3.09%		3.08%
Weighted Avg. Remaining Maturity (WARM)	43.90		42.99
Pool Receivables Balance	$706,864,017.92		$678,866,814.17
Remaining Number of Receivables	49,245		48,365

Adjusted Pool Balance	$687,379,308.58		$660,257,389.48

III. COLLECTIONS

Principal:
Principal Collections	$26,873,268.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$651,095.77
Total Principal Collections	$27,524,364.34

Interest:
Interest Collections	$1,805,873.82
Late Fees & Other Charges	$51,367.14
Interest on Repurchase Principal	$-
Total Interest Collections	$1,857,240.96

Collection Account Interest	$7,444.35
Reserve Account Interest	$931.03
Servicer Advances	$-

Total Collections	$29,389,980.68

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$29,389,980.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,389,980.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$589,053.35	$-	$589,053.35	589,053.35
Collection Account Interest					$7,444.35
Late Fees & Other Charges					$51,367.14
Total due to Servicer					$647,864.84

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$32,275.52		$32,275.52
Class A-2-B Notes		$43,491.26		$43,491.26
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$531,041.44		$531,041.44	531,041.44

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$28,105,985.40

7. Regular Principal Distribution Amount:					27,121,919.10

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$12,126,627.29
Class A-2-B Notes		$14,995,291.81
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$27,121,919.10	$27,121,919.10
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$27,121,919.10	$27,121,919.10

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			984,066.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,484,709.34
Beginning Period Amount	$19,484,709.34
Current Period Amortization	$875,284.65
Ending Period Required Amount	$18,609,424.69
Ending Period Amount	$18,609,424.69
Next Distribution Date Required Amount	$17,754,618.05

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.93%	6.17%	6.17%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.79%	47,781	98.39%	$667,963,853.09
30 - 60 Days	0.88%	428	1.18%	$7,983,795.40
61 - 90 Days	0.25%	121	0.33%	$2,256,475.78
91-120 Days	0.07%	34	0.09%	$639,010.39
121 + Days	0.00%	1	0.00%	$23,679.51
Total		48,365		$678,866,814.17

Delinquent Receivables 30+ Days Past Due
Current Period	1.21%	584	1.61%	$10,902,961.08
1st Preceding Collection Period	1.18%	583	1.57%	$11,073,510.90
2nd Preceding Collection Period	1.13%	565	1.45%	$10,638,829.61
3rd Preceding Collection Period	1.13%	579	1.46%	$11,225,088.09
Four-Month Average	1.16%		1.52%

Repossession in Current Period		50		$964,756.81
Repossession Inventory		81		$646,720.91

Current Charge-Offs
Gross Principal of Charge-Offs				$1,123,935.18
Recoveries				$(651,095.77)
Net Loss				$472,839.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.80%

Average Pool Balance for Current Period				$692,865,416.05

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.82%
1st Preceding Collection Period				0.89%
2nd Preceding Collection Period				0.69%
3rd Preceding Collection Period				0.87%
Four-Month Average				0.82%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	76	1,267	$20,496,332.83
Recoveries	79	1,069	$(10,208,859.78)
Net Loss			$10,287,473.05
Cumulative Net Loss as a % of Initial Pool Balance			0.83%

Net Loss for Receivables that have experienced a Net Loss *	50	1,011	$10,298,414.49
Average Net Loss for Receivables that have experienced a Net Loss			$10,186.36

Principal Balance of Extensions			$3,437,813.52
Number of Extensions			170

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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